UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04363

AMERICAN CENTURY GOVERNMENT INCOME TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	3-31

Date of reporting period:	6-30-2009

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Ginnie Mae Fund

June 30, 2009

Ginnie Mae – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) ― 94.5%
GNMA, 5.00%, settlement date 7/14/09(2)	$ 58,000,000	$ 58,995,696
GNMA, 5.50%, settlement date 7/14/09(2)	28,000,000	28,822,864
GNMA, 6.00%, settlement date 7/14/09(2)	57,500,000	59,907,927
GNMA, 4.50%, 7/15/33 to 5/20/39	119,312,855	119,224,696
GNMA, 5.00%, 6/15/33 to 3/20/39(3)	130,140,492	133,271,808
GNMA, 5.50%, 4/15/33 to 4/20/39(3)	526,558,622	543,895,050
GNMA, 6.00%, 7/20/16 to 2/20/39(3)	377,106,156	393,462,715
GNMA, 6.50%, 6/15/23 to 11/15/38(3)	78,085,990	83,415,103
GNMA, 7.00%, 5/15/17 to 12/20/29(3)	11,282,772	12,292,646
GNMA, 7.25%, 4/15/23 to 6/15/23(3)	63,593	69,128
GNMA, 7.50%, 6/15/13 to 11/15/31(3)	8,898,392	9,757,412
GNMA, 7.65%, 6/15/16 to 12/15/16(3)	94,245	102,140
GNMA, 7.75%, 11/15/22 to 6/20/23(3)	68,840	74,769
GNMA, 7.77%, 4/15/20 to 6/15/20(3)	243,833	266,955
GNMA, 7.85%, 9/20/22(3)	34,117	37,110
GNMA, 7.89%, 9/20/22(3)	14,839	16,159
GNMA, 7.98%, 6/15/19(3)	95,708	105,216
GNMA, 8.00%, 2/20/17 to 7/20/30(3)	2,603,871	2,874,903
GNMA, 8.15%, 2/15/21(3)	61,540	66,139
GNMA, 8.25%, 10/20/16 to 5/15/27(3)	563,670	606,311
GNMA, 8.35%, 11/15/20(3)	46,632	50,400
GNMA, 8.50%, 1/20/13 to 12/15/30(3)	2,207,733	2,406,680
GNMA, 8.75%, 1/15/17 to 7/15/27(3)	218,009	236,717
GNMA, 9.00%, 4/15/10 to 1/15/25(3)	1,310,784	1,420,004
GNMA, 9.25%, 9/15/16 to 3/15/25(3)	259,150	283,146
GNMA, 9.50%, 9/15/09 to 7/20/25(3)	479,671	527,457
GNMA, 9.75%, 8/15/17 to 11/20/21(3)	141,252	151,207
GNMA, 10.00%, 11/15/09 to 1/15/22(3)	112,741	122,838
GNMA, 10.25%, 5/15/12 to 2/15/19(3)	48,938	53,464
GNMA, 10.50%, 3/15/14 to 4/20/19(3)	82,833	92,150
GNMA, 11.00%, 12/15/09 to 6/15/20(3)	78,681	85,826
GNMA, 11.25%, 2/20/16(3)	2,208	2,473
GNMA, 11.50%, 2/15/13 to 10/20/18(3)	7,064	7,907
GNMA, 12.00%, 3/15/11 to 12/15/12(3)	9,204	9,968
GNMA, 12.25%, 2/15/14(3)	4,334	4,923
GNMA, 12.50%, 6/15/10 to 12/15/13(3)	25,505	27,645
GNMA, 13.00%, 1/15/11 to 8/15/15(3)	66,447	75,497
GNMA, 13.50%, 5/15/10 to 8/15/14(3)	27,560	31,994
GNMA, 13.75%, 8/15/14(3)	5,706	6,719
GNMA, 14.00%, 6/15/11 to 7/15/11(3)	1,813	2,021
GNMA, 14.50%, 10/15/12 to 12/15/12(3)	13,719	15,860
GNMA, 15.00%, 7/15/11 to 9/15/12(3)	16,878	19,313
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $1,432,891,287)	1,452,898,956

Ginnie Mae – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount/Shares	Value

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS(1) ― 10.1%
GNMA, Series 1998-6, Class FA, VRN, 0.83%, 7/16/09, resets monthly off the 1-month LIBOR plus 0.51% with a cap of 9.00%(3)	$ 3,974,151	$ 3,985,126
GNMA, Series 1998-17, Class F, VRN, 0.82%, 7/16/09, resets monthly off the 1-month LIBOR plus 0.50% with a cap of 9.00%(3)	474,631	475,612
GNMA, Series 2000-22, Class FG, VRN, 0.52%, 7/16/09, resets monthly off the 1-month LIBOR plus 0.20% with a cap of 10.00%(3)	231,825	230,675
GNMA, Series 2001-59, Class FD, VRN, 0.82%, 7/16/09, resets monthly off the 1-month LIBOR plus 0.50% with a cap of 8.50%(3)	2,335,137	2,324,328
GNMA, Series 2001-62, Class FB, VRN, 0.82%, 7/16/09, resets monthly off the 1-month LIBOR plus 0.50% with a cap of 8.50%(3)	4,786,643	4,805,881
GNMA, Series 2002-13, Class FA, VRN, 0.82%, 7/16/09, resets monthly off the 1-month LIBOR plus 0.50% with a cap of 8.50%(3)	2,706,387	2,714,721
GNMA, Series 2002-24, Class FA, VRN, 0.82%, 7/16/09, resets monthly off the 1-month LIBOR plus 0.50% with a cap of 8.50%(3)	4,768,059	4,782,742
GNMA, Series 2002-29, Class FA SEQ, VRN, 0.67%, 7/20/09, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 9.00%(3)	1,356,851	1,354,661
GNMA, Series 2002-31, Class FW, VRN, 0.72%, 7/16/09, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 8.50%(3)	1,404,325	1,394,752
GNMA, Series 2002-50, Class PD, 6.00%, 5/20/31(3)	1,519,585	1,520,863
GNMA, Series 2002-60, Class PE, 6.00%, 7/20/31(3)	225,307	226,865
GNMA, Series 2003-10, Class JC, 6.00%, 4/20/30(3)	38,116	38,117
GNMA, Series 2003-14, Class F, VRN, 0.67%, 7/20/09, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 7.50%(3)	346,132	345,869
GNMA, Series 2003-42, Class FW, VRN, 0.67%, 7/20/09, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 7.00%(3)	2,337,230	2,374,120
GNMA, Series 2003-46, Class PA, 5.00%, 5/20/29(3)	9,973,631	10,153,768
GNMA, Series 2003-55, Class PG, 5.00%, 6/20/29(3)	12,042,866	12,284,640
GNMA, Series 2003-66, Class EH, 5.00%, 5/20/32(3)	17,650,000	18,374,227
GNMA, Series 2003-66, Class HF, VRN, 0.77%, 7/20/09, resets monthly off the 1-month LIBOR plus 0.45% with a cap of 7.50%	4,653,964	4,526,591
GNMA, Series 2003-85, Class A SEQ, 4.50%, 9/20/27	3,924,853	4,013,558
GNMA, Series 2003-85, Class BM SEQ, 5.00%, 2/20/24	1,040,301	1,055,802
GNMA, Series 2003-85, Class BX SEQ, 5.50%, 2/20/24	1,040,301	1,056,470
GNMA, Series 2003-86, Class BD SEQ, 5.50%, 4/20/30	17,390,118	17,944,021
GNMA, Series 2003-110, Class HA SEQ, 5.00%, 5/20/29(3)	2,229,307	2,271,306
GNMA, Series 2004-30, Class PD, 5.00%, 2/20/33(3)	22,223,224	23,025,107
GNMA, Series 2004-39, Class XF SEQ, VRN, 0.57%, 7/16/09, resets monthly off the 1-month LIBOR plus 0.25% with a cap of 7.50%(3)	3,210,989	3,157,414
GNMA, Series 2004-46, Class BG SEQ, 5.00%, 5/20/25	3,942,273	4,020,802
GNMA, Series 2004-82, Class DM, 5.00%, 10/20/27(3)	1,088,416	1,088,743
GNMA, Series 2004-87, Class LA, 3.625%, 12/20/28(3)	7,252,300	7,305,211
GNMA, Series 2007-6, Class LA, 5.50%, 10/20/30	6,531,638	6,636,264
GNMA, Series 2007-33, Class LA, 5.50%, 4/20/31	11,866,771	12,099,728
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $151,796,831)		155,587,984
TEMPORARY CASH INVESTMENTS ― 4.5%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(3)	268,934	268,934

Ginnie Mae – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 2.625%, 6/30/14, valued at $70,273,602), in a joint trading account at 0.01%, dated 6/30/09, due 7/1/09 (Delivery value $68,970,019)(3)
$ 68,970,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $69,238,934)	69,238,934

TOTAL INVESTMENT SECURITIES — 109.1%
(Cost $1,653,927,052)	$1,677,725,874
OTHER ASSETS AND LIABILITIES — (9.1)%	(139,496,805)
TOTAL NET ASSETS — 100.0%	$1,538,229,069

Notes to Schedule of Investments
GNMA	-	Government National Mortgage Association
LIBOR	-	London Interbank Offered Rate
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity indicated, unless otherwise noted.
(2)	Forward commitment.
(3)	Security, or a portion thereof, has been segregated for forward commitments. At the period end, the aggregate value of securities pledged was $147,727,000.

Ginnie Mae – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of June 30, 2009:

	Level 1	Level 2	Level 3
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	-	$ 1,452,898,956	-
U.S. Government Agency Collateralized Mortgage Obligations	-	155,587,984	-
Temporary Cash Investments	$ 268,934	68,970,000	-
Total Value of Investment Securities	$ 268,934	$ 1,677,456,940	-

3. Federal Tax Information

As of June 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,653,927,052
Gross tax appreciation of investments	$ 27,390,860
Gross tax depreciation of investments	(3,592,038)
Net tax appreciation (depreciation) of investments	$ 23,798,822

The cost of investment for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Government Bond Fund

June 30, 2009

Government Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) ― 56.3%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ― 0.5%
FNMA, VRN, 5.70%, 12/1/12(2)	$ 4,880,356	$ 5,103,934
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ― 55.8%
FHLMC, 4.50%, 1/1/19(2)	3,832,938	3,975,316
FHLMC, 5.00%, 5/1/23(2)	25,865,157	26,775,449
FHLMC, 5.50%, 10/1/34(2)	5,538,981	5,741,445
FHLMC, 5.50%, 4/1/38(2)	63,586,035	65,721,507
FHLMC, 6.50%, 7/1/47(2)	443,740	469,818
FNMA, 6.00%, settlement date 7/13/09(3)	20,798,784	21,737,974
FNMA, 6.50%, settlement date 7/13/09(3)	15,170,000	16,153,684
FNMA, 4.50%, 5/1/19(2)	14,031,714	14,531,009
FNMA, 5.00%, 9/1/20(2)	1,164,256	1,213,119
FNMA, 6.50%, 3/1/32(2)	596,663	640,958
FNMA, 7.00%, 6/1/32(2)	531,029	581,602
FNMA, 6.50%, 8/1/32(2)	767,397	824,607
FNMA, 5.50%, 7/1/33(2)	9,085,997	9,426,633
FNMA, 5.00%, 11/1/33(2)	42,269,332	43,225,346
FNMA, 5.50%, 8/1/34	33,237,653	34,462,966
FNMA, 5.50%, 9/1/34(2)	2,091,360	2,168,458
FNMA, 5.50%, 10/1/34(2)	15,001,387	15,554,416
FNMA, 5.00%, 8/1/35(2)	9,060,315	9,252,492
FNMA, 5.50%, 1/1/36(2)	34,052,490	35,275,918
FNMA, 5.00%, 2/1/36(2)	3,948,751	4,032,508
FNMA, 5.50%, 4/1/36(2)	11,563,313	11,978,757
FNMA, 5.00%, 5/1/36(2)	18,514,830	18,907,547
FNMA, 5.50%, 12/1/36(2)	10,685,861	11,051,413
FNMA, 5.50%, 2/1/37(2)	38,643,117	39,965,058
FNMA, 6.50%, 8/1/37(2)	7,181,389	7,635,034
FNMA, 6.00%, 11/1/37	47,688,061	49,916,919
FNMA, 6.00%, 9/1/38	3,993,867	4,168,677
FNMA, 6.00%, 11/1/38	6,573,541	6,861,262
FNMA, 4.50%, 2/1/39	14,659,540	14,644,829
FNMA, 6.50%, 6/1/47(2)	283,121	300,379
FNMA, 6.50%, 8/1/47(2)	759,170	805,447
FNMA, 6.50%, 8/1/47(2)	986,291	1,046,412
FNMA, 6.50%, 9/1/47(2)	121,798	129,223
FNMA, 6.50%, 9/1/47(2)	827,672	878,124
FNMA, 6.50%, 9/1/47(2)	2,803,208	2,974,083
FNMA, 6.50%, 9/1/47(2)	1,171,304	1,242,703
FNMA, 6.00%, 4/1/48(2)	9,292,524	9,670,214
GNMA, 5.50%, settlement date 7/20/09(3)	15,000,000	15,440,820
GNMA, 5.50%, 12/20/38	29,176,513	30,091,686
GNMA, 6.00%, 1/20/39	6,855,922	7,152,404
GNMA, 5.00%, 3/20/39	24,790,945	25,251,963
GNMA, 5.50%, 3/20/39	9,716,954	10,021,393
GNMA, 5.50%, 4/20/39	14,771,344	15,234,139
		597,133,711

Government Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $587,471,313)		$ 602,237,645
U.S. TREASURY SECURITIES ― 25.7%
U.S. Treasury Bonds, 11.25%, 2/15/15(2)	$ 13,500,000	19,473,750
U.S. Treasury Bonds, 10.625%, 8/15/15(2)	4,500,000	6,459,260
U.S. Treasury Bonds, 8.125%, 8/15/19(2)	7,600,000	10,421,500
U.S. Treasury Bonds, 8.125%, 8/15/21(2)	14,720,000	20,426,311
U.S. Treasury Bonds, 7.125%, 2/15/23(2)	10,700,000	13,976,875
U.S. Treasury Bonds, 6.625%, 2/15/27(2)	4,500,000	5,797,269
U.S. Treasury Bonds, 5.50%, 8/15/28(2)	5,000,000	5,771,880
U.S. Treasury Bonds, 3.50%, 2/15/39(2)	12,000,000	10,365,036
U.S. Treasury Notes, 2.625%, 5/31/10(2)	20,000,000	20,392,980
U.S. Treasury Notes, 0.875%, 4/30/11(2)	30,000,000	29,922,690
U.S. Treasury Notes, 4.125%, 8/31/12(2)	19,750,000	21,226,628
U.S. Treasury Notes, 1.875%, 2/28/14(2)	42,810,000	41,729,604
U.S. Treasury Notes, 4.875%, 8/15/16(2)	14,538,000	16,078,127
U.S. Treasury Notes, 4.75%, 8/15/17(2)	28,950,000	31,745,499
U.S. Treasury Notes, 4.00%, 8/15/18(2)	12,085,000	12,539,142
U.S. Treasury Notes, 2.75%, 2/15/19(2)	10,000,000	9,367,930
TOTAL U.S. TREASURY SECURITIES
(Cost $273,790,640)		275,694,481
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS ― 13.5%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES ― 4.0%
FHLMC, 1.75%, 6/15/12	6,500,000	6,482,866
FHLMC, 2.50%, 4/23/14	10,000,000	9,857,190
FNMA, 1.75%, 3/23/11(2)	9,650,000	9,747,542
FNMA, 2.75%, 3/13/14(2)	10,000,000	9,993,910
FNMA, 5.00%, 2/13/17(2)	7,250,000	7,923,170
		44,004,678
GOVERNMENT-BACKED CORPORATE BONDS(4) ― 9.5%
Bank of America Corp., 3.125%, 6/15/12(2)	20,000,000	20,646,740
Citigroup Funding, Inc., 1.375%, 5/5/11(2)	5,000,000	5,009,955
Citigroup Funding, Inc., 1.25%, 6/3/11	4,000,000	3,995,008
Citigroup Funding, Inc., 2.125%, 7/12/12(2)	4,000,000	4,004,624
General Electric Capital Corp., 1.80%, 3/11/11(2)	5,000,000	5,047,490
General Electric Capital Corp., 2.625%, 12/28/12(2)	1,500,000	1,499,541
GMAC LLC, 2.20%, 12/19/12(2)	5,150,000	5,134,838
Goldman Sachs Group, Inc. (The), 1.625%, 7/15/11(2)	3,500,000	3,521,416
Goldman Sachs Group, Inc. (The), 3.25%, 6/15/12(2)	5,000,000	5,179,455
HSBC USA, Inc., 3.125%, 12/16/11(2)	5,000,000	5,179,285
John Deere Capital Corp., 2.875%, 6/19/12(2)	3,950,000	4,051,460
JPMorgan Chase & Co., 1.65%, 2/23/11(2)	5,000,000	5,044,890
Morgan Stanley, 2.00%, 9/22/11(2)	10,000,000	10,130,500
State Street Corp., 2.15%, 4/30/12(2)	7,500,000	7,540,432
US Bancorp, 1.80%, 5/15/12	10,000,000	9,975,020
Wells Fargo & Co., 3.00%, 12/9/11(2)	4,500,000	4,652,879
100,613,533

Government Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount/Shares	Value

TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $143,246,491)		$144,618,211
COLLATERALIZED MORTGAGE OBLIGATIONS(1) ― 7.6%
FHLMC, Series 2560, Class FG SEQ, VRN, 0.82%, 7/15/09, resets monthly off the 1-month LIBOR plus 0.50% with a cap of 8.50%(2)	$ 636,641	635,031
FHLMC, Series 2625, Class FJ SEQ, VRN, 0.62%, 7/15/09, resets monthly off the 1-month LIBOR plus 0.30% with a cap of 7.50%(2)	2,605,575	2,590,489
FHLMC, Series 2706, Class EB, 5.00%, 9/15/20(2)	5,478,403	5,684,792
FHLMC, Series 2779, Class FM SEQ, VRN, 0.67%, 7/15/09, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 7.50%(2)	2,881,794	2,840,196
FHLMC, Series 2780, Class BD SEQ, 4.50%, 10/15/17(2)	3,554,864	3,602,861
FHLMC, Series 2892, Class A SEQ, 5.00%, 5/15/21(2)	2,958,271	3,052,490
FHLMC, Series 3203, Class VN SEQ, 5.00%, 6/15/22(2)	10,000,000	10,350,699
FHLMC, Series R005, Class AB SEQ, 5.50%, 12/15/18(2)	2,796,777	2,893,889
FNMA, Series 2002-5, Class PJ, 6.00%, 10/25/21(2)	2,513,003	2,665,630
FNMA, Series 2002-89, Class CA SEQ, 5.00%, 4/25/16(2)	339,421	344,075
FNMA, Series 2003-10, Class HW SEQ, 5.00%, 11/25/16(2)	2,612,346	2,685,160
FNMA, Series 2003-14, Class LA SEQ, 5.00%, 8/25/16(2)	974,707	996,102
FNMA, Series 2003-42, Class FK, VRN, 0.71%, 7/25/09, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 7.50%(2)	2,793,553	2,750,659
FNMA, Series 2003-43, Class LF, VRN, 0.66%, 7/25/09, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 8.00%(2)	5,059,215	4,995,220
FNMA, Series 2003-52, Class KF SEQ, VRN, 0.71%, 7/25/09, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 7.50%(2)	4,343,363	4,294,739
FNMA, Series 2004 W5, Class F1, VRN, 0.76%, 7/25/09, resets monthly off the 1-month LIBOR plus 0.45% with a cap of 7.50%(2)	4,845,482	4,700,103
FNMA, Series 2005-47, Class AN SEQ, 5.00%, 12/25/16(2)	942,248	969,105
FNMA, Series 2005-121, Class V, 4.50%, 6/25/29	12,716,683	12,903,660
GNMA, Series 2004-30, Class PD, 5.00%, 2/20/33(2)	12,000,000	12,432,997
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $79,121,142)		81,387,897
ASSET-BACKED SECURITIES(1) ― 0.7%
FHLMC, Series T20, Class A7, VRN, 0.61%, 7/27/09, resets monthly off the 1-month LIBOR plus 0.15% with no caps(2)	2,335,632	2,065,624
FHLMC, Series T21, Class A, VRN, 0.67%, 7/27/09, resets monthly off the 1-month LIBOR plus 0.18% with no caps(2)	4,588,678	4,202,926
FHLMC, Series T34, Class A1V, VRN, 0.55%, 7/27/09, resets monthly off the 1-month LIBOR plus 0.12% with no caps(2)	673,368	606,426
FHLMC, Series T35, Class A, VRN, 0.59%, 7/27/09, resets monthly off the 1-month LIBOR plus 0.14% with no caps(2)	566,719	516,914
TOTAL ASSET-BACKED SECURITIES
(Cost $8,170,227)		7,391,890
TEMPORARY CASH INVESTMENTS ― 2.4%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(2)	3,147	3,147

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 2.625%, 6/30/14, valued at $26,645,280), in a joint trading account at 0.01%, dated 6/30/09, due 7/1/09 (Delivery value $26,151,007)		26,151,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $26,154,147)	26,154,147

Government Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Value

TOTAL INVESTMENT SECURITIES — 106.2%
(Cost $1,117,953,960)	$ 1,137,484,271
OTHER ASSETS AND LIABILITIES — (6.2)%	(66,856,812)
TOTAL NET ASSETS — 100.0%	$ 1,070,627,460

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
100	U.S. Treasury 10-Year Notes	September 2009	$11,626,563	$(42,413)

Notes to Schedule of Investments
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GMAC	-	General Motors Acceptance Corporation
GNMA	-	Government National Mortgage Association
LIBOR	-	London Interbank Offered Rate
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity indicated, unless otherwise noted.
(2)	Security, or a portion thereof, has been segregated for forward commitments and/or futures contracts. At the period end, the aggregate value of securities pledged was $64,960,000.
(3)	Forward commitment.
(4)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

Government Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of June 30, 2009:

	Level 1	Level 2	Level 3
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	–	$ 602,237,645	–
U.S. Treasury Securities	–	275,694,481	–
U.S. Government Agency Securities and Equivalents	–	144,618,211	–
Collateralized Mortgage Obligations	–	81,387,897	–
Asset-Backed Securities	–	7,391,890	–
Temporary Cash Investments	$ 3,147	26,151,000	–
Total Value of Investment Securities	$ 3,147	$ 1,137,481,124	–
Other Financial Instruments
Futures Contracts	$ (42,413)	–	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$ (42,413)	–	–

3. Federal Tax Information

As of June 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 1,117,959,213
Gross tax appreciation of investments	$ 25,882,367
Gross tax depreciation of investments	(6,357,309)
Net tax appreciation (depreciation) of investments	$ 19,525,058

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Inflation-Adjusted Bond Fund

June 30, 2009

Inflation-Adjusted Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

U.S. TREASURY SECURITIES ― 87.3%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)	$114,597,651	$ 117,677,463
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)	81,652,880	79,892,281
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27(1)	77,903,945	80,581,893
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28(1)	60,197,850	56,811,721
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28(1)	85,169,286	103,587,144
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29(1)	30,789,200	32,665,432
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29(1)	128,869,866	163,100,923
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32(1)	22,865,295	28,624,491
U.S. Treasury Inflation Indexed Notes, 4.25%, 1/15/10(1)	55,894,104	57,011,986
U.S. Treasury Inflation Indexed Notes, 0.875%, 4/15/10(1)	53,803,680	53,854,148
U.S. Treasury Inflation Indexed Notes, 3.50%, 1/15/11(1)	13,660,980	14,267,186
U.S. Treasury Inflation Indexed Notes, 2.375%, 4/15/11(1)	47,646,536	49,075,932
U.S. Treasury Inflation Indexed Notes, 3.375%, 1/15/12(1)	21,886,767	23,282,048
U.S. Treasury Inflation Indexed Notes, 2.00%, 4/15/12(1)	46,972,995	48,338,124
U.S. Treasury Inflation Indexed Notes, 3.00%, 7/15/12(1)	87,839,609	93,082,579
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/13(1)	48,022,212	47,451,948
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/13(1)	28,358,158	29,075,959
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14(1)	119,641,400	122,333,332
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14(1)	35,265,650	35,408,899
U.S. Treasury Inflation Indexed Notes, 2.00%, 7/15/14(1)	111,316,968	113,891,173
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(1)	168,407,408	167,565,371
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15(1)	101,325,528	102,402,111
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16(1)	140,314,028	142,374,960
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16(1)	62,324,498	65,382,262
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17(1)	60,261,226	62,841,130
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17(1)	57,719,607	61,453,373
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18(1)	49,646,609	49,119,114
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18(1)	32,584,255	31,596,561
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19(1)	56,413,760	58,211,949
TOTAL U.S. TREASURY SECURITIES
(Cost $2,050,359,442)		2,090,961,493
CORPORATE BONDS ― 5.4%

BEVERAGES ― 0.3%
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19(2)	3,120,000	3,241,402
Coca-Cola Co. (The), 3.625%, 3/15/14(1)	2,440,000	2,471,457
Coca-Cola Enterprises, Inc., 4.25%, 3/1/15(1)	2,490,000	2,522,527
		8,235,386

CAPITAL MARKETS ― 0.4%
Credit Suisse (New York), 5.50%, 5/1/14(1)	3,710,000	3,860,162
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(1)	2,980,000	3,196,405
Morgan Stanley, 7.30%, 5/13/19(1)	3,190,000	3,313,676
		10,370,243

CHEMICALS ― 0.1%
Dow Chemical Co. (The), 8.55%, 5/15/19(1)	1,560,000	1,565,349

CONSUMER FINANCE ― 3.1%
John Deere Capital Corp., 4.90%, 9/9/13(1)	1,500,000	1,555,638
SLM Corp., 1.32%, 1/25/10(1)	27,914,250	26,402,972

Inflation-Adjusted Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

Toyota Motor Credit Corp. Inflation Indexed Bonds, VRN, 1.22%, 10/1/09(1)	$ 47,286,540	$ 47,262,897
		75,221,507

DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.3%
AT&T, Inc., 6.70%, 11/15/13(1)	1,820,000	2,001,274
Verizon Wireless Capital LLC, 5.55%, 2/1/14(1)(2)	2,320,000	2,466,257
Verizon Wireless Capital LLC, 8.50%, 11/15/18(1)(2)	1,560,000	1,867,222
		6,334,753

ELECTRIC UTILITIES ― 0.1%
Pacific Gas & Electric Co., 6.25%, 12/1/13(1)	1,820,000	2,001,068

FOOD PRODUCTS ― 0.1%
Kraft Foods, Inc., 6.125%, 2/1/18(1)	1,910,000	1,978,076

MEDIA ― 0.1%
Time Warner Cable, Inc., 8.25%, 2/14/14(1)	1,210,000	1,358,015

MULTI-UTILITIES ― 0.1%
PG&E Corp., 5.75%, 4/1/14(1)	1,220,000	1,301,712
Sempra Energy, 6.50%, 6/1/16(1)	1,250,000	1,306,469
		2,608,181

OIL, GAS & CONSUMABLE FUELS ― 0.5%
BP Capital Markets plc, 3.125%, 3/10/12(1)	1,700,000	1,735,459
Chevron Corp., 3.95%, 3/3/14	2,440,000	2,515,864
ConocoPhillips, 4.75%, 2/1/14(1)	5,990,000	6,245,641
XTO Energy, Inc., 6.50%, 12/15/18(1)	1,870,000	2,009,775
		12,506,739

PHARMACEUTICALS ― 0.1%
Roche Holdings, Inc., 6.00%, 3/1/19(1)(2)	2,130,000	2,275,362

SOFTWARE ― 0.1%
Oracle Corp., 6.125%, 7/8/39	3,300,000	3,278,022

WIRELESS TELECOMMUNICATION SERVICES ― 0.1%
Vodafone Group plc, 5.45%, 6/10/19(1)	2,550,000	2,511,911
TOTAL CORPORATE BONDS
(Cost $129,440,829)		130,244,612
MUNICIPAL SECURITIES ― 2.6%
California Educational Facilities Auth. Rev., Series 2007 T1, (Stanford University), 5.00%, 3/15/39(1)	12,500,000	13,220,750
California GO, 7.55%, 4/1/39(1)	1,710,000	1,568,019
California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridges Seismic Retrofit 1st Lien), 5.00%, 1/1/28, Prerefunded at 100% of Par (Ambac)(1)(3)	15,150,000	16,853,921
California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridges Seismic Retrofit 1st Lien), 5.00%, 1/1/28, Prerefunded at 100% of Par (Ambac)(1)(3)	10,220,000	11,369,443
Georgia GO, Series 2008 B, 5.00%, 7/1/18(1)	6,000,000	6,927,780
Massachusetts Health & Educational Facilities Auth. Rev., Series 2002 K, (Massachusetts Institute of Technology), 5.50%, 7/1/32(1)	10,800,000	12,473,568
TOTAL MUNICIPAL SECURITIES
(Cost $57,732,247)		62,413,481
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS ― 1.1%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES ― 0.8%
FHLMC, 5.00%, 1/30/14(1)	8,600,000	9,344,425

Inflation-Adjusted Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount/Shares	Value

FHLMC, 4.50%, 4/2/14(1)	$ 10,000,000	$ 10,699,420
		20,043,845
GOVERNMENT-BACKED CORPORATE BONDS ― 0.3%
Bank of America Corp., 3.125%, 6/15/12(1)(4)
(Cost $7,121,641)	7,000,000	7,226,359
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $26,289,676)		27,270,204
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) ― 1.0%
Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.50%, 7/15/09, resets monthly off the 1-month LIBOR plus 0.18% with no caps(1)(2)	11,925,643	9,163,265
GMAC Commercial Mortgage Securities, Inc., Series 2005 C1, Class A2 SEQ, 4.47%, 5/10/43(1)	7,517,596	7,541,980
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2007 LLFA, Class A1, VRN, 0.62%, 7/15/09, resets monthly off the 1-month LIBOR plus 0.30% with no caps(1)(2)	9,394,639	6,980,383
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $28,810,348)		23,685,628
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) ― 0.7%
FHLMC, 5.50%, 4/1/38(1)
(Cost $16,808,714)	16,649,120	17,208,263
TEMPORARY CASH INVESTMENTS ― 1.2%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(1)	934	934

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 2.625%, 6/30/14, valued at $27,814,978), in a joint trading account at 0.01%, dated 6/30/09, due 7/1/09 (Delivery value $27,299,008)(1)		27,299,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $27,299,934)		27,299,934

TOTAL INVESTMENT SECURITIES — 99.3%
(Cost $2,336,741,190)		2,379,083,615
OTHER ASSETS AND LIABILITIES — 0.7%		16,392,970
TOTAL NET ASSETS — 100.0%		$2,395,476,585

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
900	U.S. Treasury 10-Year Notes	September 2009	$104,639,063	$(381,712)

Inflation-Adjusted Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
TOTAL RETURN
$44,200,000	Pay a fixed rate equal to 1.13% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires January 2012.	–	$(1,771,136)
8,000,000	Pay a fixed rate equal to 1.08% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with UBS AG. Expires November 2013.	–	(212,867)
24,000,000	Pay a fixed rate equal to 1.31% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires April 2017.	–	(1,144,461)
58,300,000	Pay a fixed rate equal to 1.77% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires December 2027.	–	(1,921,414)
		–	$(5,049,878)

Notes to Schedule of Investments
Ambac	-	Ambac Assurance Corporation
CPI	-	Consumer Price Index
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
FHLMC	-	Federal Home Loan Mortgage Corporation
GMAC	-	General Motors Acceptance Corporation
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
NSA	-	Not Seasonally Adjusted
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $109,689,000.
(2)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $25,993,891, which represented 1.1% of total net assets.

(3)	Escrowed to maturity in U.S. government securities or state and local government securities.
(4)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(5)	Final maturity indicated, unless otherwise noted.

Inflation-Adjusted Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of June 30, 2009:

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities	–	$2,090,961,493	–
Corporate Bonds	–	130,244,612	–
Municipal Securities	–	62,413,481	–
U.S. Government Agency Securities and Equivalents	–	27,270,204	–
Commercial Mortgage-Backed Securities	–	23,685,628	–
U.S. Government Agency Mortgage-Backed Securities	–	17,208,263	–
Temporary Cash Investments	$934	27,299,000	–
Total Value of Investment Securities	$934	$2,379,082,681	–
Other Financial Instruments
Futures Contracts	$(381,712)	–	–
Swap Agreements	–	$(5,049,878)	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$(381,712)	$(5,049,878)	–

Inflation-Adjusted Bond – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

3. Federal Tax Information

As of June 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,339,597,040
Gross tax appreciation of investments	$ 51,326,424
Gross tax depreciation of investments	(11,839,849)
Net tax appreciation (depreciation) of investments	$ 39,486,575

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Short-Term Government Fund

June 30, 2009

Short-Term Government – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

U.S. TREASURY SECURITIES ― 35.3%
U.S. Treasury Notes, 4.75%, 2/15/10(1)	$60,000,000	$ 61,631,280
U.S. Treasury Notes, 2.625%, 5/31/10(1)	62,900,000	64,135,922
U.S. Treasury Notes, 2.875%, 6/30/10(1)	25,000,000	25,587,900
U.S. Treasury Notes, 1.50%, 10/31/10(1)	25,000,000	25,283,225
U.S. Treasury Notes, 4.50%, 2/28/11(1)	35,000,000	37,119,145
U.S. Treasury Notes, 0.875%, 4/30/11(1)	65,000,000	64,832,495
U.S. Treasury Notes, 1.75%, 11/15/11(1)	22,500,000	22,747,793
U.S. Treasury Notes, 1.875%, 6/15/12(1)	60,000,000	60,468,780
U.S. Treasury Notes, 4.875%, 8/15/16(1)	10,000,000	11,059,380
TOTAL U.S. TREASURY SECURITIES
(Cost $368,249,595)		372,865,920
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS ― 29.6%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES ― 19.0%
FHLB, 1.625%, 7/27/11(1)	16,000,000	16,099,472
FHLMC, 2.875%, 6/28/10(1)	12,000,000	12,283,560
FHLMC, 1.625%, 4/26/11(1)	15,000,000	15,123,675
FHLMC, 2.125%, 3/23/12(1)	34,750,000	35,096,631
FHLMC, 1.75%, 6/15/12	15,000,000	14,960,460
FNMA, 3.25%, 2/10/10(1)	17,000,000	17,294,797
FNMA, 2.50%, 4/9/10(1)	30,000,000	30,477,930
FNMA, 2.375%, 5/20/10(1)	34,000,000	34,587,860
FNMA, 1.75%, 3/23/11(1)	25,000,000	25,252,700
		201,177,085
GOVERNMENT-BACKED CORPORATE BONDS(2) ― 10.6%
Bank of America Corp., 3.125%, 6/15/12(1)	17,000,000	17,549,729
Citigroup Funding, Inc., 1.375%, 5/5/11(1)	14,500,000	14,528,870
General Electric Capital Corp., 1.80%, 3/11/11(1)	5,000,000	5,047,490
GMAC LLC, 2.20%, 12/19/12(1)	9,500,000	9,472,032
Goldman Sachs Group, Inc. (The), 1.625%, 7/15/11(1)	6,000,000	6,036,714
Goldman Sachs Group, Inc. (The), 3.25%, 6/15/12(1)	5,000,000	5,179,455
HSBC USA, Inc., 3.125%, 12/16/11(1)	7,000,000	7,250,999
John Deere Capital Corp., 2.875%, 6/19/12(1)	5,000,000	5,128,430
JPMorgan Chase & Co., 1.65%, 2/23/11(1)	11,000,000	11,098,758
Morgan Stanley, 2.00%, 9/22/11(1)	10,000,000	10,130,500
State Street Corp., 2.15%, 4/30/12(1)	5,000,000	5,026,955
US Bancorp, 1.80%, 5/15/12	15,000,000	14,962,530
		111,412,462
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $308,740,677)		312,589,547
COLLATERALIZED MORTGAGE OBLIGATIONS(3) ― 15.4%
FHLMC, Series 2430, Class QC, 5.50%, 2/15/17(1)	14,073,670	14,899,628
FHLMC, Series 2522, Class XA SEQ, 5.00%, 8/15/16(1)	865,856	881,394
FHLMC, Series 2552, Class HA SEQ, 5.00%, 9/15/16(1)	276,155	280,025
FHLMC, Series 2624, Class FE SEQ, VRN, 0.62%, 7/15/09, resets monthly off the 1-month LIBOR plus 0.30% with a cap of 8.00%(1)	5,898,588	5,811,099
FHLMC, Series 2625, Class FJ SEQ, VRN, 0.62%, 7/15/09, resets monthly off the 1-month LIBOR plus 0.30% with a cap of 7.50%(1)	4,429,477	4,403,831

Short-Term Government – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

FHLMC, Series 2631, Class PC, 4.50%, 3/15/16(1)	$13,284,643	$ 13,643,071
FHLMC, Series 2672, Class QR, 4.00%, 9/15/10(1)	2,191,024	2,264,798
FHLMC, Series 2688, Class DE SEQ, 4.50%, 2/15/20(1)	4,084,268	4,194,059
FHLMC, Series 2699, Class TG SEQ, 4.00%, 5/15/17(1)	1,895,240	1,954,019
FHLMC, Series 2709, Class PC, 5.00%, 9/15/18(1)	9,547,148	9,728,847
FHLMC, Series 2718, Class FW, VRN, 0.67%, 7/15/09, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 8.00%(1)	7,804,044	7,689,723
FHLMC, Series 2779, Class FM SEQ, VRN, 0.67%, 7/15/09, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 7.50%(1)	2,881,794	2,840,196
FHLMC, Series 2780, Class BD SEQ, 4.50%, 10/15/17(1)	5,924,774	6,004,768
FHLMC, Series 2827, Class F, VRN, 0.67%, 7/15/09, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 7.50%(1)	5,606,082	5,535,634
FHLMC, Series 2890, Class AB SEQ, 3.75%, 12/15/11(1)	786,722	796,478
FHLMC, Series 2931, Class QA, 4.50%, 4/15/15(1)	4,050,727	4,078,825
FHLMC, Series 2937, Class KA, 4.50%, 12/15/14(1)	169,244	169,189
FHLMC, Series 2941, Class XA, 5.00%, 2/15/25(1)	4,120,422	4,190,974
FHLMC, Series 2984, Class NA, 5.50%, 4/15/26(1)	3,428,578	3,512,892
FHLMC, Series 3370, Class FB, VRN, 0.57%, 7/15/09, resets monthly off the 1-month LIBOR plus 0.25% with a cap of 7.00%	3,785,804	3,751,029
FNMA, Series 2002-5, Class PJ, 6.00%, 10/25/21(1)	2,513,003	2,665,630
FNMA, Series 2002-71, Class UB, 5.00%, 11/25/15(1)	328,467	331,242
FNMA, Series 2002-74, Class PD, 5.00%, 11/25/15(1)	2,853,285	2,874,613
FNMA, Series 2002-83, Class GM SEQ, 5.00%, 5/25/16(1)	2,834,344	2,880,260
FNMA, Series 2002-86, Class KB SEQ, 5.00%, 5/25/16(1)	1,324,222	1,345,566
FNMA, Series 2003-3, Class HA SEQ, 5.00%, 9/25/16(1)	860,811	882,673
FNMA, Series 2003-17, Class FN, VRN, 0.614%, 7/25/09, resets monthly off the 1-month LIBOR plus 0.30% with no caps(1)	9,580,585	9,400,890
FNMA, Series 2003-24, Class BF, VRN, 0.664%, 7/25/09, resets monthly off the 1-month LIBOR plus 0.35% with no caps(1)	3,748,964	3,717,673
FNMA, Series 2003-29, Class L SEQ, 5.00%, 9/25/30(1)	2,329,506	2,399,926
FNMA, Series 2003-35, Class KC SEQ, 4.50%, 4/25/17(1)	1,885,951	1,934,994
FNMA, Series 2003-42, Class FK, VRN, 0.71%, 7/25/09, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 7.50%(1)	4,190,330	4,125,988
FNMA, Series 2003-43, Class LF, VRN, 0.66%, 7/25/09, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 8.00%(1)	5,059,215	4,995,220
FNMA, Series 2004 W5, Class F1, VRN, 0.76%, 7/25/09, resets monthly off the 1-month LIBOR plus 0.45% with a cap of 7.50%(1)	4,845,482	4,700,103
FNMA, Series 2005-53, Class WC SEQ, 5.00%, 8/25/18(1)	2,960,192	3,065,538
FNMA, Series 2006-4, Class A SEQ, 6.00%, 11/25/22(1)	2,495,370	2,579,371
FNMA, Series 2006-77, Class PD, 6.50%, 10/25/30(1)	2,353,154	2,449,628
GNMA, Series 2003-46, Class PA, 5.00%, 5/20/29(1)	6,999,039	7,125,451
GNMA, Series 2003-55, Class PG, 5.00%, 6/20/29(1)	8,028,577	8,189,760
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $160,054,409)		162,295,005
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) ― 4.5%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ― 2.7%
FHLMC, VRN, 4.25%, 8/1/09(1)	51,210	51,064
FHLMC, VRN, 4.88%, 9/1/09(1)	66,076	67,791
FHLMC, VRN, 5.00%, 10/1/09(1)	26,783	27,072
FHLMC, VRN, 4.20%, 12/1/09(1)	199,310	200,049

Short-Term Government – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

FHLMC, VRN, 5.75%, 4/1/11(1)	$ 3,710,010	$ 3,880,815
FHLMC, VRN, 6.36%, 9/1/11(1)	10,383,243	11,005,876
FNMA, VRN, 3.56%, 7/1/09(1)	41,471	41,728
FNMA, VRN, 4.40%, 7/1/09(1)	20,131	20,307
FNMA, VRN, 4.94%, 7/1/09(1)	18,393	18,603
FNMA, VRN, 6.09%, 7/1/09(1)	46,828	47,205
FNMA, VRN, 7.49%, 7/1/09(1)	12,363	12,576
FNMA, VRN, 4.25%, 8/1/09(1)	10,910	11,006
FNMA, VRN, 3.26%, 9/1/09(1)	1,956,281	1,986,032
FNMA, VRN, 5.25%, 9/1/09(1)	26,109	26,253
FNMA, VRN, 6.17%, 9/1/09(1)	6,572	6,827
FNMA, VRN, 3.85%, 10/1/09(1)	25,883	25,586
FNMA, VRN, 3.78%, 11/1/09(1)	82,693	82,650
FNMA, VRN, 4.275%, 11/1/09(1)	54,375	54,333
FNMA, VRN, 5.91%, 11/1/09(1)	199,986	201,998
FNMA, VRN, 5.49%, 12/1/09(1)	93,343	96,491
FNMA, VRN, 4.47%, 1/1/10(1)	230,158	231,698
FNMA, VRN, 4.75%, 1/1/10(1)	15,365	15,435
FNMA, VRN, 5.51%, 1/1/10(1)	821,368	837,709
FNMA, VRN, 5.67%, 1/1/10(1)	26,604	26,834
FNMA, VRN, 4.28%, 2/1/10(1)	52,361	53,193
FNMA, VRN, 2.875%, 4/1/10(1)	40,539	40,710
FNMA, VRN, 3.16%, 4/1/10(1)	91,093	91,620
FNMA, VRN, 3.20%, 4/1/10(1)	62,229	62,816
FNMA, VRN, 2.83%, 5/1/10(1)	60,763	60,787
FNMA, VRN, 4.81%, 5/1/10(1)	18,130	18,534
FNMA, VRN, 5.79%, 2/1/11(1)	8,340,877	8,659,036
GNMA, VRN, 5.125%, 10/1/09(1)	16,935	17,531
GNMA, VRN, 4.625%, 1/1/10(1)	31,293	31,706
GNMA, VRN, 4.375%, 4/1/10(1)	635	649
GNMA, VRN, 4.875%, 4/1/10(1)	83,282	85,447
GNMA, VRN, 5.375%, 7/1/10(1)	17,860	18,398
		28,116,365
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ― 1.8%
FHLMC, 5.00%, 7/1/09(1)	2,595,868	2,632,199
FHLMC, 6.50%, 1/1/11(1)	45,489	46,959
FHLMC, 6.50%, 5/1/11(1)	89,286	94,521
FHLMC, 6.50%, 12/1/12(1)	141,640	148,963
FHLMC, 6.00%, 2/1/13(1)	397,089	417,120
FHLMC, 7.00%, 11/1/13(1)	30,039	31,812
FHLMC, 7.00%, 12/1/14(1)	27,530	29,309
FHLMC, 6.00%, 1/1/15(1)	1,009,967	1,072,238
FHLMC, 7.50%, 5/1/16(1)	354,221	378,053
FHLMC, 5.50%, 11/1/17(1)	1,041,779	1,100,802
FHLMC, 5.50%, 1/1/38(1)	8,325,481	8,608,986
FNMA, 8.00%, 5/1/12(1)	17,614	18,723
FNMA, 6.50%, 1/1/13(1)	600,456	637,259
FNMA, 6.50%, 3/1/13(1)	5,197	5,515
FNMA, 6.00%, 6/1/13(1)	68,940	73,212
FNMA, 6.50%, 6/1/13(1)	2,958	3,144
FNMA, 6.00%, 1/1/14(1)	21,859	23,255

Short-Term Government – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares/Principal Amount	Value

FNMA, 6.00%, 7/1/14(1)	$ 183,888	$ 195,628
FNMA, 5.50%, 4/1/16(1)	310,114	327,296
FNMA, 7.00%, 5/1/32(1)	540,216	591,664
FNMA, 7.00%, 5/1/32(1)	552,884	605,539
FNMA, 7.00%, 6/1/32(1)	192,562	211,086
FNMA, 7.00%, 6/1/32(1)	877,433	960,997
FNMA, 7.00%, 8/1/32(1)	425,346	465,854
GNMA, 9.50%, 11/20/19(1)	9,407	10,270
		18,690,404
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $45,187,857)		46,806,769
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) ― 3.7%
Chase Manhattan Bank-First Union National Bank, Series 1999-1, Class C, VRN, 7.63%, 7/1/09(1)	1,200,000	1,199,581
GMAC Commercial Mortgage Securities, Inc., Series 2005 C1, Class A2 SEQ, 4.47%, 5/10/43(1)	9,396,995	9,427,475
LB Commercial Conduit Mortgage Trust, Series 1999 C2, Class A2 SEQ, 7.33%, 10/15/32	1,898,686	1,899,927
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(1)	20,651,769	20,305,538
Morgan Stanley Capital I, Series 2004 HQ3, Class A2 SEQ, 4.05%, 1/13/41	1,424,436	1,441,665
Prudential Securities Secured Financing Corp., Series 2000 C1, Class A2 SEQ, VRN, 7.73%, 7/1/09(1)	4,849,789	4,900,858
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $39,181,814)		39,175,044
MUNICIPAL SECURITIES ― 2.8%
Bay Area Toll Auth. Toll Bridge Rev., Series 2001 D, (San Francisco Bay Area), 5.00%, 4/1/11, Prerefunded at 100% of Par(1)(4)	600,000	643,056
City of Lincoln Electric System Rev., 5.25%, 9/1/11, Prerefunded at 100% of Par(1)(4)	13,695,000	14,944,532
Michigan Municipal Bond Auth. Rev., (Clean Water Revolving Fund), 5.625%, 10/1/10, Prerefunded at 101% of Par(1)(4)	13,325,000	14,301,189
TOTAL MUNICIPAL SECURITIES
(Cost $29,129,843)		29,888,777
ASSET-BACKED SECURITIES(3)(5)
Ameriquest Mortgage Securities, Inc., Series 2003-8, Class AV2, VRN, 0.744%, 7/27/09, resets monthly off the 1-month LIBOR plus 0.43% with no caps(1)
(Cost $204,002)	204,002	154,092
TEMPORARY CASH INVESTMENTS ― 4.2%
FHLB Discount Notes, 0.01%, 7/1/09(1)(6)	43,818,000	43,818,000

JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(1)	92,052	92,052
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $43,910,052)		43,910,052

TOTAL INVESTMENT SECURITIES — 95.5%
(Cost $994,658,249)		1,007,685,206
OTHER ASSETS AND LIABILITIES — 4.5%		47,677,913
TOTAL NET ASSETS — 100.0%	$1,055,363,119

Short-Term Government – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
950	U.S. Treasury 2-Year Notes	September 2009	$205,407,813	$(389,633)

Notes to Schedule of Investments
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GMAC	-	General Motors Acceptance Corporation
GNMA	-	Government National Mortgage Association
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $205,408,000.
(2)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(3)	Final maturity indicated, unless otherwise noted.
(4)	Escrowed to maturity in U.S. government securities or state and local government securities.
(5)	Category is less than 0.05% of total net assets.
(6)	The rate indicated is the yield to maturity at purchase.

Short-Term Government – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of June 30, 2009:

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities	–	$ 372,865,920	–
U.S. Government Agency Securities and Equivalents	–	312,589,547	–
Collateralized Mortgage Obligations	–	162,295,005	–
U.S. Government Agency Mortgage-Backed Securities	–	46,806,769	–
Commercial Mortgage-Backed Securities	–	39,175,044	–
Municipal Securities	–	29,888,777	–
Asset-Backed Securities	–	154,092	–
Temporary Cash Investments	$ 92,052	43,818,000	–
Total Value of Investment Securities	$ 92,052	$ 1,007,593,154	–
Other Financial Instruments
Futures Contracts	$ (389,633)	–	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$ (389,633)	–	–

Short-Term Government – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

3. Federal Tax Information

As of June 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 994,658,249
Gross tax appreciation of investments	$ 14,515,535
Gross tax depreciation of investments	(1,488,578)
Net tax appreciation (depreciation) of investments	$ 13,026,957

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Capital Preservation Fund

June 30, 2009

Capital Preservation – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

U.S. TREASURY BILLS(1) ― 81.7%
U.S. Treasury Bills, 0.41%, 7/2/09	$275,000,000	$ 274,996,851
U.S. Treasury Bills, 0.13%, 7/9/09	200,000,000	199,994,222
U.S. Treasury Bills, 0.16%, 7/16/09	200,000,000	199,987,083
U.S. Treasury Bills, 0.16%, 7/23/09	158,000,000	157,985,022
U.S. Treasury Bills, 0.64%, 7/30/09	310,000,000	309,843,561
U.S. Treasury Bills, 0.38%, 8/6/09	95,000,000	94,964,375
U.S. Treasury Bills, 0.25%, 8/13/09	205,000,000	204,938,450
U.S. Treasury Bills, 0.15%, 8/20/09	30,000,000	29,993,958
U.S. Treasury Bills, 0.43%, 9/3/09	145,000,000	144,888,898
U.S. Treasury Bills, 0.18%, 9/10/09	317,000,000	316,888,905
U.S. Treasury Bills, 0.52%, 9/15/09	120,000,000	119,868,267
U.S. Treasury Bills, 0.43%, 9/17/09	50,000,000	49,953,850
U.S. Treasury Bills, 0.96%, 9/24/09	135,000,000	134,695,358
U.S. Treasury Bills, 0.38%, 10/8/09	50,000,000	49,948,437
U.S. Treasury Bills, 0.33%, 10/15/09	95,000,000	94,907,692
U.S. Treasury Bills, 0.39%, 10/22/09	173,000,000	172,787,202
U.S. Treasury Bills, 0.60%, 11/19/09	25,000,000	24,941,250
U.S. Treasury Bills, 0.34%, 12/10/09	68,000,000	67,895,960
U.S. Treasury Bills, 0.61%, 2/11/10	60,000,000	59,771,750
U.S. Treasury Bills, 0.48%, 4/1/10	95,000,000	94,656,929
TOTAL U.S. TREASURY BILLS		2,803,908,020
U.S. TREASURY NOTES(1) ― 9.1%
U.S. Treasury Notes, 4.625%, 7/31/09	25,000,000	25,045,663
U.S. Treasury Notes, 3.50%, 8/15/09	25,000,000	25,097,322
U.S. Treasury Notes, 4.00%, 9/30/09	160,000,000	161,263,049
U.S. Treasury Notes, 6.50%, 2/15/10	25,000,000	25,891,262
U.S. Treasury Notes, 2.875%, 6/30/10	75,000,000	76,637,653
TOTAL U.S. TREASURY NOTES		313,934,949

TOTAL INVESTMENT SECURITIES — 90.8%		3,117,842,969
OTHER ASSETS AND LIABILITIES — 9.2%(2)		315,123,392
TOTAL NET ASSETS — 100.0%		$3,432,966,361

Notes to Schedule of Investments

(1)	The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes are the stated coupon rates.
(2)	Category includes amounts related to net securities sold but not settled as of period end.

Capital Preservation – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities are generally valued at amortized cost, which approximates current market value. When such valuations do not reflect market value, securities may be valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of June 30, 2009:

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Bills	–	$ 2,803,908,020	–
U.S. Treasury Notes	–	313,934,949	–
Total Value of Investment Securities	–	$ 3,117,842,969	–

3. Federal Tax Information

As of June 30, 2009, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$3,117,842,969

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY GOVERNMENT INCOME TRUST

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 28, 2009

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 28, 2009